Operating Revenues - Components of Operating Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Voice			¥ 61,678
Internet			172,554
Information and application services			73,044
Telecommunications network resource and equipment services			19,125
Others			39,828
Operating revenues	¥ 375,734	¥ 377,124	¥ 366,229